Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 6,079	¥ 5,285
Increase due to new trades	16,476	3,904
Reduction due to redemption, sales or passage of time	(4,163)	(3,110)
Balance at end of period	¥ 18,392	¥ 6,079